RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
7. RESEARCH AND DEVELOPMENT COSTS

    Research and development costs are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Research and development costs expensed during the year	563,311	538,903	517,842
Amortization of capitalized development costs	330,781	342,656	257,730
Total research and development costs	894,092	881,559	775,572

Research and development costs expensed during the period primarily relate to research and development activities for Formula 1 racing as well as development activities to support the innovation of our product portfolio and components, in particular, in relation to electric and other new technologies.

Research and development costs for the year ended December 31, 2022 and, to a lesser extent, for the years December 31, 2024 and 2023 are recognized net of technology-related government incentives.